Other Operating Income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other income1 [Abstract]
Adjustments and interest on miscellaneous receivables	$ 46,131,374	$ 59,951,762	$ 46,313,560
Rental of safe deposit boxes	22,306,092	17,572,045	19,836,171
Debit and credit card commissions	13,089,542	10,249,421	10,322,122
Loans recovered	11,846,785	14,994,770	22,798,028
Punitive interest	7,305,237	5,619,971	3,252,841
Rent	5,670,084	5,242,910	4,144,644
Allowances reversed	4,676,270	2,910,574	5,003,003
Fees expenses recovered	4,471,404	5,095,381	5,595,766
Commission from syndicated transactions	1,521,174	2,027,244	1,788,820
Gain from the sale of non-current assets held for sale	0	0	3,092,539
Income from asset sale in equity instruments	0	0	10,276,895
Other operating income	25,772,510	22,776,836	11,081,911
TOTAL	$ 142,790,472	$ 146,440,914	$ 143,506,300